As filed with the Securities and Exchange Commission on October 30, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Jennifer R. Gonzalez, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
Common Stocks - 91.8%
		Basic Materials - 6.9%
		Chemicals - 0.4%
30,000		Airgas, Inc.	$1,386,600
		Iron/ Steel - 1.3%
40,000		Carpenter Technology Corporation	4,673,600
		Mining - 5.2%
60,000	(2)	Agnico-Eagle Mines Limited	2,667,000
240,000		Barrick Gold Corporation	7,804,800
140,000		Newmont Mining Corporation	5,916,400
80,000	(1)(2)	Titanium Metals Corporation	2,508,000

		Total	18,896,200

		Total Basic Materials	24,956,400

		Communications - 3.6%
		Internet - 1.4%
140,000	(1)(2)	F5 Networks, Inc.	4,895,800
		Media - 0.6%
50,000	(1)	EchoStar Communications Corporation	2,116,000
		Telecommunications - 1.6%
50,000	(1)(2)	Ciena Corporation	1,894,000
60,000	(1)(2)	Crown Castle International Corp.	2,205,600
30,000		Harris Corporation	1,824,900

		Total	5,924,500

		Total Communications	12,936,300

		Consumer Products - 20.3%
		Agriculture - 1.0%
40,000	(2)	Bunge Limited	3,657,600
		Airlines - 1.0%
140,000	(1)(2)	AMR Corporation	3,431,400
		Apparel - 0.6%
10,000		Polo Ralph Lauren Corporation	755,400
70,000	(1)(2)	The Timberland Company	1,406,300

		Total	2,161,700

		Auto Parts - 0.9%
36,000		BorgWarner, Inc.	3,042,000

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Beverages - 0.8%
80,000		The Pepsi Bottling Group, Inc.	2,767,200
		Biotechnology - 0.2%
20,000	(1)(2)	Vertex Pharmaceuticals Incorporated	779,200
		Commercial Services - 0.3%
30,000	(2)	Pharmaceutical Product Development, Inc.	1,050,900
		Cosmetics/Personal Care - 0.5%
50,000		Avon Products, Inc.	1,717,500
		Distribution/Wholesale - 0.8%
60,000	(2)	Fastenal Company	2,736,600
		Healthcare Products - 3.2%
100,000		DENTSPLY International, Inc.	3,938,000
80,000	(1)(2)	Henry Schein, Inc.	4,655,200
36,000	(1)	Patterson Companies, Inc.	1,324,080
40,000	(1)	St. Jude Medical, Inc.	1,742,800

		Total	11,660,080

		Healthcare Services - 2.8%
50,000	(1)	Coventry Health Care, Inc.	2,868,500
80,000	(1)(2)	Health Net, Inc.	4,383,200
50,000	(1)(2)	Pediatrix Medical Group, Inc.	2,982,500

		Total	10,234,200

		Household Products - 0.6%
70,000	(1)(2)	Jarden Corporation	2,295,300
		Pharmaceuticals - 4.1%
84,000		Allergan, Inc.	5,040,840
50,000	(1)(2)	Cephalon, Inc.	3,752,500
80,000	(1)	Express Scripts, Inc.	4,380,000
40,000	(1)(2)	VCA Anatech, Inc.	1,635,600

		Total	14,808,940

		Retail - 3.5%
50,000		Advance Auto Parts, Inc.	1,778,000
16,000	(1)(2)	Buffalo Wild Wings, Inc.	556,320
56,000	(1)	Dollar Tree Stores, Inc.	2,433,200
80,000	(1)(2)	O’Reilly Automotive, Inc.	2,843,200

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
40,000	(2)	Penske Automotive Group, Inc.	788,400
40,000		The Men’s Wearhouse, Inc.	2,027,200
50,000	(1)(2)	Tractor Supply Company	2,408,000

		Total	12,834,320

		Total Consumer Products	73,176,940

		Energy - 27.7%
		Coal - 3.4%
160,000		Arch Coal, Inc.	4,718,400
180,000	(2)	Peabody Energy Corporation	7,651,800

		Total	12,370,200

		Oil & Gas - 7.8%
66,000		ENSCO International Incorporated	3,578,520
50,000	(1)(2)	Newfield Exploration Company	2,174,500
150,000	(2)	Noble Energy, Inc.	9,010,500
100,000	(2)	Patterson-UTI Energy, Inc.	2,147,000
40,000	(1)(2)	Plains Exploration and Production Company	1,501,200
140,000	(1)	Southwestern Energy Company	5,206,600
60,000		Sunoco, Inc.	4,388,400

		Total	28,006,720

		Oil & Gas Services - 13.4%
100,000		BJ Services Company	2,481,000
30,000		Cimarex Energy Co.	1,074,300
120,000	(1)(2)	FMC Technologies, Inc.	11,364,000
120,000	(1)	Grant Prideco, Inc.	6,636,000
140,000	(1)(2)	Oceaneering International, Inc.	9,402,400
200,000		Smith International, Inc.	13,402,000
70,000	(1)(2)	Weatherford International Ltd.	4,086,600

		Total	48,446,300

		Pipelines - 3.1%
100,000		El Paso Corporation	1,587,000
70,000		Equitable Resources, Inc.	3,443,300
80,000		Questar Corporation	3,997,600
70,000		The Williams Companies, Inc.	2,170,000

		Total	11,197,900

		Total Energy	100,021,120

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Financials - 6.2%
		Diversified Financial Services - 4.3%
80,000		Ameriprise Financial, Inc.	4,880,800
80,000	(2)	Janus Capital Group, Inc.	2,127,200
54,000		Legg Mason, Inc.	4,688,280
14,000	(2)	NYSE Euronext, Inc.	1,018,500
90,000	(1)(2)	The Nasdaq Stock Market, Inc.	2,939,400

		Total	15,654,180

		Real Estate Investment Trust Services - 1.9%
50,000		Developers Diversified Realty Corporation	2,674,000
60,000	(2)	United Dominion Realty Trust, Inc.	1,506,600
70,000		Weingarten Realty Investors	2,814,700

		Total	6,995,300

		Total Financials	22,649,480

		Industrials - 10.6%
		Diversified Machinery - 2.5%
90,000	(2)	Flowserve Corporation	6,426,900
70,000	(2)	Graco Inc.	2,828,700

		Total	9,255,600

		Electronics - 1.6%
160,000		Amphenol Corporation	5,777,600
		Engineering & Construction - 2.2%
120,000	(1)	Jacobs Engineering Group Inc.	7,930,800
		Manufacturing - 0.4%
40,000		Pall Corporation	1,525,200
		Metal Fabricate & Hardware - 2.5%
70,000		Precision Castparts Corp.	9,121,700
		Packaging and Containers - 0.6%
40,000		Ball Corporation	2,095,200
		Transportation - 0.8%
50,000		Ryder System, Inc.	2,737,500

		Total Industrials	38,443,600

		Technology - 14.8%
		Computers - 4.2%
40,000	(1)	Cognizant Technology Solutions Corporation	2,940,400
90,000	(1)(2)	DST Systems, Inc.	6,881,400

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
90,000	(1)(2)	Synopsys, Inc.	2,458,800
120,000	(1)(2)	Western Digital Corporation	2,803,200

		Total	15,083,800

		Semiconductors - 8.6%
200,000	(2)	Applied Materials, Inc.	4,272,000
260,000	(1)(2)	Cypress Semiconductor Corporation	6,510,400
80,000		KLA-Tencor Corporation	4,597,600
200,000	(1)(2)	Lam Research Corporation	10,726,000
20,000	(1)	MEMC Electronic Materials, Inc.	1,228,400
100,000	(1)(2)	Microchip Technology Incorporated	3,852,000

		Total	31,186,400

		Software - 2.0%
60,000		Fidelity National Information Services, Inc.	2,844,000
44,000		The Dun & Bradstreet Corporation	4,292,200

		Total	7,136,200

		Total Technology	53,406,400

		Utilities - 1.7%
		Electric - 1.7%
112,000	(1)(2)	NRG Energy, Inc.	4,266,080
100,000	(1)	The AES Corporation	1,811,000

		Total	6,077,080

		Total Utilities	6,077,080

		Total Common Stocks
		(identified cost $243,519,041)	331,667,320

Exchange Traded Funds - 5.1%
120,000	(2)	Market Vectors Gold Miners	4,512,000
60,000	(2)	Midcap Standard & Poors Trust Series 1	9,405,000
120,000	(2)	Semiconductor HOLDRs	4,546,800

		Total	18,463,800

		Total Exchange Traded Funds
		(identified cost $17,302,080)	18,463,800

Short-Term Investments - 24.0%
77,042,123		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	77,042,123
4,910,676		Fidelity Institutional Money Market Fund	4,910,676

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares		Value
4,914,509	Lehman Brothers Institutional Prime Money Market Fund	4,914,509
	Total Short-Term Investments (identified cost $86,867,308)	86,867,308

Certificates of Deposit - 8.7%
2,000,229	Bank of Ireland, 5.541%, 2/12/2009 (held as collateral for securities lending)	2,000,229
2,999,750	Calyon New York, 5.526%, 2/13/2009 (held as collateral for securities lending)	2,999,750
3,005,009	Credit Industriel et Commercial New York, 5.508%, 3/20/2008 held as collateral for securities lending)	3,005,009
3,015,323	Deutsche Bank AG Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	3,015,323
2,001,517	Dexia Bank Yankee, 5.463%, 1/25/2008 (held as collateral for securities lending)	2,001,517
2,494,065	Fortis Bank Yankee, 5.561%, 10/15/2007 (held as collateral for securities lending)	2,494,065
1,506,823	Nordea Bank Finland New York, 5.283%, 12/1/2008 (held as collateral for securities lending)	1,506,823
3,005,248	Nordea Bank Finland New York, 5.330%, 2/6/2009 (held as collateral securities lending)	3,005,248
2,503,867	Societe Generale Yankee, 5.455%, 9/21/2007 (held as collateral for securities lending)	2,503,867
2,005,484	Suntrust Bank, 5.564%, 9/14/2007 (held as collateral for securities lending)	2,005,484
2,000,135	Suntrust Bank, 5.525%, 6/25/2009 (held as collateral for securities lending)	2,000,135
994,462	Suntrust Bank, 5.543%, 1/29/2010 (held as collateral for securities lending)	994,462
2,013,475	Washington Mutual Bank, 5.390%, 4/18/2008 (held as collateral for securities lending)	2,013,475
2,006,270	Unicredito Italiano Yankee, 5.310%, 5/2/2008 (held as collateral for securities lending)	2,006,270

	Total Certificates of Deposit (identified cost $31,551,657)	31,551,657

	Total Investments - 129.6% (identified cost $379,240,086)	468,550,085

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares		Value
	Other Assets and Liabilities - net - (29.6)%	(107,027,525)

	Total Net Assets - 100.0%	$361,522,560

	Call Options Written
	August 31, 2007

Numberof Contracts	Common Stocks/Expiration Date/Exercise Price	Value
400	Precision Castparts/December/110.00	1,100,000
	Total Call Options Written

	(Premiums Received ($410,794))	$1,100,000

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
Common Stocks - 97.2%
		Basic Materials - 3.3%
		Iron/Steel - 0.6%
60,000		Nucor Corporation	$3,174,000
		Mining - 2.7%
260,000	(2)	Barrick Gold Corporation	8,455,200
120,000		Newmont Mining Corporation	5,071,200

		Total	13,526,400

		Total Basic Materials	16,700,400

		Communications - 7.5%
		Internet - 1.6%
16,000	(1)	Google Inc.	8,244,000
		Media - 0.8%
160,000	(1)(2)	Comcast Corporation (Special Class A)	4,137,600
		Telecommunications - 5.1%
700,000	(1)	Cisco Systems, Inc.	22,344,000
90,000		QUALCOMM Incorporated	3,590,100

		Total	25,934,100

		Total Communications	38,315,700

		Consumer Products - 12.2%
		Agriculture - 2.5%
180,000		Altria Group, Inc.	12,493,800
		Beverages - 1.9%
140,000		PepsiCo, Inc.	9,524,200
		Biotechnology - 2.4%
80,000	(1)(2)	Celgene Corporation	5,136,800
70,000	(1)	Genentech, Inc.	5,236,700
30,000	(1)(2)	Genzyme Corporation	1,872,300

		Total	12,245,800

		Cosmetics/Personal Care - 2.7%
210,000		The Procter & Gamble Company	13,715,100
		Retail - 2.7%
95,000		CVS Corporation	3,592,900
100,000		Lowe’s Companies, Inc.	3,106,000
40,000		Target Corporation	2,637,200
120,000		The Home Depot, Inc.	4,597,200

		Total	13,933,300

		Total Consumer Products	61,912,200

		Energy - 28.6%
		Coal - 0.2%
29,000	(2)	Peabody Energy Corporation	1,232,790
		Oil & Gas - 14.1%
36,000		Chevron Corporation	3,159,360
330,000		Exxon Mobil Corporation	28,290,900
120,000		GlobalSantaFe Corporation	8,470,800
70,000		Noble Corporation	3,434,200
80,000		Noble Energy, Inc.	4,805,600

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
60,000		Sunoco, Inc.	4,388,400
80,000	(1)(2)	Transocean Inc.	8,407,200
190,000		XTO Energy Inc.	10,328,400

		Total	71,284,860

		Oil & Gas Services - 14.3%
150,000	(2)	Baker Hughes Incorporated	12,579,000
100,000	(1)(2)	FMC Technologies, Inc.	9,470,000
240,000		Halliburton Company	8,301,600
35,000	(1)(2)	Oceaneering International, Inc.	2,350,600
300,000		Schlumberger Limited	28,950,000
160,000		Smith International, Inc.	10,721,600

		Total	72,372,800

		Total Energy	144,890,450

		Financials - 6.1%
		Diversified Financial Services - 3.8%
90,000		American Express Company	5,275,800
110,000		Ameriprise Financial, Inc.	6,711,100
4,000		CME Group Inc.	2,219,200
20,000	(1)(2)	NYSE Euronext, Inc.	1,455,000
20,000		The Goldman Sachs Group, Inc.	3,520,200

		Total	19,181,300

		Insurance - 2.3%
175,000		American International Group, Inc.	11,550,000

		Total Financials	30,731,300

		Healthcare - 12.2%
		Healthcare Products - 3.0%
170,000		Johnson & Johnson	10,504,300
90,000		Medtronic, Inc.	4,755,600

		Total	15,259,900

		Healthcare Services - 3.7%
90,000	(1)(2)	Coventry Health Care, Inc.	5,163,300
160,000		UnitedHealth Group Incorporated	8,001,600
70,000	(1)	WellPoint, Inc.	5,641,300

		Total	18,806,200

		Pharmaceuticals - 5.5%
130,000		Abbott Laboratories	6,748,300
70,000		Allergan, Inc.	4,200,700
160,000	(1)	Gilead Sciences, Inc.	5,819,200
200,000		Pfizer Inc.	4,968,000
130,000		Wyeth	6,019,000

		Total	27,755,200

		Total Healthcare	61,821,300

		Industrials - 8.9%
		Aerospace/Defense - 1.3%
90,000		United Technologies Corporation	6,716,700
		Electrical Components & Equipment - 1.2%
120,000		Emerson Electric Co.	5,907,600
		Electronics - 0.2%
8,000		Garmin Ltd.	814,640
		Machinery-Construction & Mining - 1.8%
120,000		Caterpillar Inc.	9,092,400
		Manufacturing - 3.1%
400,000		General Electric Company	15,548,000

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Transportation - 1.3%
35,000		Burlington Northern Santa Fe Corporation	2,840,250
50,000		United Parcel Service, Inc.	3,793,000

		Total	6,633,250

		Total Industrials	44,712,590

		Technology - 18.4%
		Computers - 6.6%
20,000	(1)	Apple Computer, Inc.	2,769,600
144,000	(1)	EMC Corporation	2,831,040
170,000	(2)	International Business Machines Corporation	19,837,300
70,000	(1)(2)	Network Appliance, Inc.	1,950,200
69,000	(1)(2)	Research In Motion Limited	5,893,290

		Total	33,281,430

		Semiconductors - 6.5%
470,000		Applied Materials, Inc.	10,039,200
240,000	(2)	Intel Corporation	6,180,000
126,000		KLA-Tencor Corporation	7,241,220
100,000	(1)(2)	Lam Research Corporation	5,363,000
120,000		Texas Instruments Incorporated	4,108,800

		Total	32,932,220

		Software - 5.3%
90,000	(1)(2)	Citrix Systems, Inc.	3,271,500
28,000	(2)	MasterCard Incorporated	3,835,720
260,000		Microsoft Corporation	7,469,800
590,000	(1)	Oracle Corporation	11,965,200

		Total	26,542,220

		Total Technology	92,755,870

		Total Common Stocks (identified cost $361,995,590)	491,839,810

Exchange Traded Funds - 1.3%
170,000	(2)	Market Vectors Gold Miners ETF	6,392,000

		Total Exchange Traded Funds (identified cost $6,752,392)	6,392,000

Short-Term Investments - 8.5%
38,276,488		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	38,276,488
2,251,833		Fidelity Institutional Money Market Fund	2,251,833
2,257,110		Lehman Brothers Prime Money Market Fund	2,257,110

		Total Short-Term Investments (identified cost $42,785,431)	42,785,431

Certificates of Deposit - 4.4%
2,000,229		Bank of Ireland, 5.541%, 2/12/2009 (held as collateral for securities lending)	2,000,229
1,999,833		Calyon New York, 5.526%, 2/13/2009 (held as collateral for securities lending)	1,999,833
2,003,340		Credit Industriel et Commercial New York, 5.508%, 3/20/2008 (held as collateral for securities lending)	2,003,340
3,015,323		Deutsche Bank Ag Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	3,015,323
2,001,517		Dexia Bank Yankee, 5.463%, 1/25/2008 (held as collateral for securities lending)	2,001,517
1,995,252		Fortis Bank Yankee, 5.561%, 10/15/2007 (held as collateral for securities lending)	1,995,252

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares		Value
2,504,374	Nordea Bank Finland New York, 5.330%, 2/6/2009 (held as collateral for securities lending)	2,504,374
2,503,867	Societe Generale Yankee, 5.455%, 9/21/2007 (held as collateral for securities lending)	2,503,867
2,005,484	Suntrust Bank, 5.564%, 9/14/2007 (held as collateral for securities lending)	2,005,484
2,006,270	Unicredito Italiano Yankee, 5.310%, 5/2/2008 (held as collateral for securities lending)	2,006,270

	Total Certificates of Deposit (identified cost $22,035,489)	22,035,489

	Total Investments - 111.4% (identified cost $433,568,902)	563,052,730

	Other Assets and Liabilities - net - (11.4)%	(57,423,180)

	Total Net Assets - 100.0%	$505,629,550

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
Common Stocks - 94.9%
		Basic Materials - 9.3%
		Chemicals - 6.2%
9,000		Air Products and Chemicals, Inc.	$810,090
25,000		Monsanto Company	1,743,500
18,000		Potash Corporation of Saskatchewan, Inc.	1,594,080

		Total	4,147,670

		Mining - 3.1%
15,000		Freeport-McMoRan Copper & Gold, Inc.	1,311,300
7,000		Southern Copper Corporation	736,750

		Total	2,048,050

		Total Basic Materials	6,195,720

		Communications - 9.8%
		Media - 0.7%
1,919		Citadel Broadcasting Corporation	7,810
13,000		The Walt Disney Company	436,800

		Total	444,610

		Telecommunications - 9.1%
39,000		AT&T Inc.	1,554,930
34,000	(1)	Cisco Systems, Inc.	1,085,280
69,000	(1)	Corning Incorporated	1,612,530
350,000	(1)	Level 3 Communications, Inc.	1,830,500

		Total	6,083,240

		Total Communications	6,527,850

		Consumer Products - 9.8%
		Agriculture - 2.7%
26,000		Altria Group, Inc.	1,804,660
		Apparel - 2.5%
13,000	(1)	Coach, Inc.	578,890
13,000		V. F. Corporation	1,038,050

		Total	1,616,940

		Beverages - 0.9%
9,000		PepsiCo, Inc.	612,270
		Food - 0.8%
17,000		Kraft Foods, Inc.	545,020
		Retail - 1.8%
10,000	(1)	J. Crew Group, Inc.	498,100
15,000		Nordstrom, Inc.	721,500

		Total	1,219,600

		Toys/Games/Hobbies - 1.1%
26,000		Hasbro, Inc.	733,460

		Total Consumer Products	6,531,950

		Energy - 11.3%
		Oil & Gas - 9.1%
9,000		Chevron Corporation	789,840

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
22,000		Exxon Mobil Corporation	1,886,060
10,000		Marathon Oil Corporation	538,900
26,000		Valero Energy Corporation	1,781,260
19,000		XTO Energy, Inc.	1,032,840

		Total	6,028,900

		Oil & Gas Services - 2.2%
10,000		Halliburton Company	345,900
17,000		Smith International, Inc.	1,139,170

		Total	1,485,070

		Total Energy	7,513,970

		Financials - 15.5%
		Banks - 6.7%
39,000		Bank of America Corporation	1,976,520
31,000		The Bank of New York Mellon Corporation	1,253,330
34,000		Wells Fargo & Company	1,242,360

		Total	4,472,210

		Diversified Financial Services - 2.9%
26,000		JPMorgan Chase & Co.	1,157,520
4,500		The Goldman Sachs Group, Inc.	792,045

		Total	1,949,565

		Insurance - 5.9%
26,000		Loews Corporation	1,222,260
33,000		MetLife, Inc.	2,113,650
6,500		Prudential Financial, Inc.	583,570

		Total	3,919,480

		Total Financials	10,341,255

		Healthcare - 10.3%
		Health Care Services - 5.1%
26,000	(1)	Coventry Health Care, Inc.	1,491,620
10,000		UnitedHealth Group Incorporated	500,100
17,000	(1)	WellPoint, Inc.	1,370,030

		Total	3,361,750

		Pharmaceuticals - 5.2%
44,000	(1)	Gilead Sciences, Inc.	1,600,280
22,000	(1)	Medco Health Solutions, Inc.	1,879,900

		Total	3,480,180

		Total Healthcare	6,841,930

		Industrials - 12.1%
		Aerospace/Defense - 3.5%
11,000		Raytheon Company	674,740
22,000		United Technologies Corporation	1,641,860

		Total	2,316,600

		Electronics - 2.1%
26,000	(1)	Thermo Fisher Scientific, Inc.	1,409,980
		Machinery-Diversified - 1.8%
9,000		Deere & Company	1,224,540
		Miscellaneous Manufacturing - 2.0%
34,000		General Electric Company	1,321,580
		Transportation - 2.7%
22,000		Burlington Northern Santa Fe Corporation	1,785,300

		Total Industrials	8,058,000

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Technology - 14.8%
		Computers - 8.6%
15,000	(1)	Apple Inc.	2,077,200
10,000	(1)	Cognizant Technology Solutions Corporation	735,100
44,000		Hewlett-Packard Company	2,171,400
6,000	(1)	SanDisk Corporation	336,360
17,000	(1)	Western Digital Corporation	397,120

		Total	5,717,180

		Semiconductors - 1.1%
13,000		KLA-Tencor Corporation	747,110
		Software - 5.1%
46,000		Microsoft Corporation	1,321,580
100,000	(1)	Oracle Corporation	2,028,000

		Total	3,349,580

		Total Technology	9,813,870

		Utilities - 2.0%
		Electric - 2.0%
26,000	(1)	Allegheny Energy, Inc.	1,341,860

		Total Common Stocks
		(identified cost $48,644,879)	63,166,405

Exchange Traded Funds - 4.2%
		Equity Fund - 4.2%
15,000		Ultra Dow30 ProShares	1,373,700
16,000		Ultra S&P500 ProShares	1,421,120

		Total	2,794,820

		Total Exchange Traded Funds (identified cost $2,953,675)	2,794,820

Short-Term Investments - 1.0%
330,567		Fidelity Institutional Money Market Fund	330,567
332,286		Lehman Brothers Prime Money Market Fund	332,286

		Total Mutual Funds (identified cost $662,853)	$662,853

		Total Investments - 100.1%
		(identified cost $52,261,407)	66,624,078

		Other Assets and Liabilities - net - (0.1)%	(37,299)

		Total Net Assets - 100.0%	$66,586,779

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
Common Stocks - 99.0%
		Basic Materials - 4.9%
		Chemicals - 2.8%
44,800		Airgas, Inc.	$2,070,656
		Mining - 2.1%
45,900		Compass Minerals International, Inc.	1,563,813

		Total Basic Materials	3,634,469

		Communications - 9.9%
		Advertising - 4.5%
27,800		Omnicom Group Inc.	1,415,854
177,300	(2)	The Interpublic Group of Companies, Inc.	1,941,435

		Total	3,357,289

		Media - 0.2%
9,925		Belo Corp.	171,107
		Telecommunications - 5.2%
30,046	(2)	Anixter International Inc.	2,306,631
105,631		Citizens Communications Company	1,532,706

		Total	3,839,337

		Total Communications	7,367,733

		Consumer Products - 28.8%
		Apparel - 3.0%
74,981	(1)	Hanesbrands Inc.	2,246,431
		Commercial Services - 13.0%
64,600		Accenture Ltd.	2,662,166
177,500	(1)(2)	Corinthian Colleges, Inc.	2,495,650
47,300		Equifax Inc.	1,821,996
79,200	(1)(2)	Hewitt Associates, Inc.	2,663,496

		Total	9,643,308

		Distribution/Wholesale - 2.6%
21,200		W.W. Grainger, Inc.	1,942,132
		Food - 5.6%
41,000		H. J. Heinz Company	1,848,690
55,390		SUPERVALU INC.	2,334,689

		Total	4,183,379

		Leisure Time - 2.5%
48,100	(2)	Royal Caribbean Cruises Ltd.	1,829,243
		Office Furnishings - 2.1%
54,300		Herman Miller, Inc.	1,575,786

		Total Consumer Products	21,420,279

		Energy - 3.0%
		Oil & Gas Services - 3.0%
28,467	(2)	Exterran Holdings, Inc.	2,206,193

		Total Energy	2,206,193

		Financials - 27.5%
		Banks - 2.6%
44,200		Marshall & Ilsley Corporation	1,931,982

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Diversified Financial Services - 9.4%
17,705	(1)(2)	Affiliated Managers Group, Inc.	2,005,091
20,300	(2)	Legg Mason, Inc.	1,762,446
9,400		The Student Loan Corporation	1,854,150
27,000	(2)	T. Rowe Price Group, Inc.	1,385,640

		Total	7,007,327

		Insurance - 15.5%
96,100	(2)	Assured Guaranty Ltd.	2,505,327
28,800		Aon Corporation	1,247,616
39,000	(2)	MBIA Inc.	2,340,000
6,273	(1)	Markel Corporation	2,983,815
115,000	(1)(2)	Universal American Financial Corp.	2,387,400

		Total	11,464,158

		Total Financials	20,403,467

		Industrials - 13.6%
		Environmental Control - 3.8%
90,358		Republic Services, Inc.	2,809,230
		Hand/Machine Tools - 2.5%
21,000		The Black & Decker Corporation	1,821,750
		Diversified Machinery - 3.3%
33,900	(1)(2)	Flowserve Corporation	2,420,799
	(1)(2)	Miscellaneous Manufacturing - 4.0%
52,100	(2)	The Brink’s Company	2,988,456

		Total Industrials	10,040,235

		Technology - 8.8%
		Software - 8.8%
13,773	(1)	The Dun & Bradstreet Corporation	1,343,556
59,900	(2)	Fair Isaac Corporation	2,215,701
99,593		IMS Health Incorporated	2,981,814

		Total Technology	6,541,071

		Utilities - 2.5%
		Electric - 2.5%
70,100	(1)	DPL Inc.	1,847,135

		Total Utilities	1,847,135

		Total Common Stocks
		(identified cost $59,762,323)	73,460,582

Short-Term Investments - 28.7%
20,725,220		Bank of New York Institutional Cash Reserves
		Fund (held as collateral for securities lending)	20,725,220
296,090		Fidelity Institutional Money Market Fund	296,090
298,902		Lehman Brothers Prime Money Market Fund	298,902

		Total Short-Term Investments
		(identified cost $21,320,212)	21,320,212

		Total Investments - 127.7%
		(identified cost $81,082,535)	94,780,794

		Other Assets and Liabilities - net - (27.7)%	(20,580,765)

		Total Net Assets - 100.0%	$74,200,029

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
Common Stocks - 98.4%
		Basic Materials - 16.4%
		Chemicals - 9.2%
50,000		Air Products and Chemicals, Inc.	$4,500,500
130,000		Monsanto Company	9,066,200
70,000		Potash Corporation of Saskatchewan, Inc.	6,199,200
34,000		Terra Nitrogen Company, L.P.	3,669,620

		Total	23,435,520

		Iron/ Steel - 1.0%
25,000		Allegheny Technologies Incorporated	2,484,750
		Mining - 6.2%
19,100	(1)	Anglo American plc	546,642
60,000		Freeport-McMoRan Copper & Gold Inc.	5,245,200
30,000		Newmont Mining Corporation	1,267,800
50,000		Southern Copper Corporation	5,262,500
40,000		Vulcan Materials Company	3,600,400

		Total	15,922,542

		Total Basic Materials	41,842,812

		Communications - 8.8%
		Telecommunications - 8.8%
235,000		AT&T Inc.	9,369,450
50,000	(1)	Cisco Systems, Inc.	1,596,000
40,000		Embarq Corporation	2,496,800
50,000	(1)	Qwest Communications International, Inc.	447,500
175,000		Verizon Communications, Inc.	7,329,000
75,000		Windstream Corporation	1,071,000

		Total	22,309,750

		Total Communications	22,309,750

		Consumer Products - 12.0%
		Agriculture - 3.9%
113,000		Altria Group, Inc.	7,843,330
30,000		Reynolds American, Inc.	1,983,600

		Total	9,826,930

		Auto Manufacturers - 0.5%
10,000	(1)	Toyota Motor Corporation	1,156,800

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Biotechnology - 0.8%
20,000	(1)	Celgene Corporation	1,284,200
10,000	(1)	Genentech, Inc.	748,100

		Total	2,032,300

		Food - 1.3%
65,000		Kraft Foods, Inc.	2,083,900
50,000		The Kroger Co.	1,329,000

		Total	3,412,900

		Healthcare Services - 1.6%
50,000	(1)	WellPoint, Inc.	4,029,500
		Pharmaceuticals - 2.9%
40,000	(1)	Medco Health Solutions	3,418,000
125,000		Pfizer, Inc.	3,105,000
30,000		Schering-Plough Corporation	900,600

		Total	7,423,600

		Retail - 1.0%
25,000		Costco Wholesale Corporation	1,543,750
20,000		Nordstrom, Inc.	962,000

		Total	2,505,750

		Total Consumer Products	30,387,780

		Energy - 14.4%
		Coal - 0.7%
40,000		Peabody Energy Corporation	1,700,400
		Oil & Gas - 11.2%
40,000		ConocoPhillips	3,275,600
50,000		Chevron Corporation	4,388,000
50,000		Exxon Mobil Corporation	4,286,500
35,000		GlobalSantaFe Corporation	2,470,650
140,000		Halliburton Company	4,842,600
50,000		Hess Corporation	3,068,500
25,000	(1)	Transocean, Inc.	2,627,250
40,000		Valero Energy Corporation	2,740,400
15,000		XTO Energy, Inc.	815,400

		Total	28,514,900

		Oil & Gas Services - 1.3%
35,000		Schlumberger Limited	3,377,500

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Pipelines - 1.2%
100,000		The Williams Companies, Inc.	3,100,000

		Total Energy	36,692,800

		Financials - 21.1%
		Banks - 5.3%
110,000		Bank Of America Corporation	5,574,800
60,000		National City Corporation	1,614,600
80,000		U.S. Bancorp	2,588,000
100,000		Wells Fargo & Company	3,654,000

		Total	13,431,400

		Diversified Financial Services - 6.7%
20,000		Ameriprise Financial, Inc.	1,220,200
105,000		Citigroup, Inc.	4,922,400
20,000		Franklin Resources, Inc.	2,635,400
25,000	(1)	Intercontinental Exchange, Inc.	3,646,750
15,000		JPMorgan Chase & Co.	667,800
30,000		Merrill Lynch & Co., Inc.	2,211,000
10,000		The Goldman Sachs Group, Inc.	1,760,100

		Total	17,063,650

		Insurance - 9.1%
35,000		Aflac Incorporated	1,865,850
140,000		Loews Corporation	6,581,400
50,000		MetLife, Inc.	3,202,500
55,000		Prudential Financial, Inc.	4,937,900
105,000		The Travelers Companies, Inc.	5,306,700
50,000		Unum Group	1,223,500

		Total	23,117,850

		Total Financials	53,612,900

		Industrials - 10.7%
		Aerospace/ Defense - 1.8%
15,000		Lockheed Martin Corporation	1,487,100
50,000		Raytheon Company	3,067,000

		Total	4,554,100

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Electronics - 1.1%
50,000	(1)	Thermo Fisher Scientific, Inc.	2,711,500
		Engineering & Construction - 0.7%
15,000		Chicago Bridge & Iron Company N.V.	560,250
12,000	(1)	McDermott International, Inc.	1,151,880

		Total	1,712,130

		Metal Fabrication - 1.0%
20,000		Precision Castparts Corp.	2,606,200
		Machinery - 3.3%
50,000		Deere & Company	6,803,000
20,000	(1)	Terex Corporation	1,597,600

		Total	8,400,600

		Manufacturing - 1.5%
100,000		General Electric Company	3,887,000
		Transportation - 1.3%
40,000		Burlington Northern Santa Fe Corporation	3,246,000

		Total Industrial	27,117,530

		Technology - 12.0%
		Computers - 5.9%
40,000	(1)	Apple, Inc.	5,539,200
150,000	(1)	EMC Corporation	2,949,000
80,000		Hewlett-Packard Company	3,948,000
10,000		International Business Machines Corporation	1,166,900
250,000	(1)	Sun Microsystems, Inc.	1,340,000

		Total	14,943,100

		Semiconductors - 4.6%
225,000		Applied Materials, Inc.	4,806,000
150,000		Intel Corporation	3,862,500
50,000	(1)	MEMC Electronic Materials, Inc.	3,071,000

		Total	11,739,500

		Software - 1.5%
100,000		Microsoft Corporation	2,873,000
15,000	(1)	VMware, Inc.	1,033,350

		Total	3,906,350

		Total Technology	30,588,950

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares		Value
	Utilities - 3.0%
	Electric - 3.0%
80,000	Allegheny Energy, Inc.	4,128,800
20,000	Constellation Energy Group, Inc.	1,658,800
25,000	Exelon Corporation	1,766,750

	Total	7,554,350

	Total Utilities	7,554,350

	Total Common Stocks
	(identified cost $198,196,891)	250,106,872

Short-Term Investments - 1.3%
1,668,873	Fidelity Institutional Money Market Fund	1,668,873
1,671,707	Lehman Brothers Prime Money Market Fund	1,671,707
	Total Short-Term Investments (identified cost $3,340,580)	3,340,580

	Total Investments - 99.7% (identified cost $201,537,471)	253,447,452

	Other Assets and Liabilities - net - 0.3%	721,997

	Total Net Assets - 100.0%	$254,169,449

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
Common Stocks - 67.3%
		Basic Materials - 4.7%
		Mining - 4.7%
36,000	(2)	Agnico-Eagle Mines Limited	$1,600,200
100,000		Barrick Gold Corporation	3,252,000
70,000		Newmont Mining Corporation	2,958,200

		Total	7,810,400

		Total Basic Materials	7,810,400

		Communications - 5.9%
		Internet - 2.0%
5,000	(1)	Google Inc.	2,576,250
40,000	(1)(2)	Symantec Corporation	752,400

		Total	3,328,650

		Media - 0.9%
60,000	(1)(2)	Comcast Corporation (Special Class A)	1,551,600
		Telecommunications - 3.0%
90,000	(1)	Cisco Systems, Inc.	2,872,800
30,000		QUALCOMM Incorporated	1,196,700
20,000		Verizon Communications Inc.	837,600

		Total	4,907,100

		Total Communications	9,787,350

		Consumer Products - 12.9%
		Agriculture - 2.3%
40,000		Altria Group, Inc.	2,776,400
12,000	(2)	Bunge Limited	1,097,280

		Total	3,873,680

		Beverages - 0.8%
20,000		PepsiCo, Inc.	1,360,600
		Biotechnology - 1.5%
16,000	(1)(2)	Celgene Corporation	1,027,360
20,000	(1)(2)	Genentech, Inc.	1,496,200

		Total	2,523,560

		Cosmetics/ Personal Care - 1.0%
24,000		The Procter & Gamble Company	1,567,440
		Healthcare Products - 1.5%
24,000		Johnson & Johnson	1,482,960
20,000		Medtronic, Inc.	1,056,800

		Total	2,539,760

		Healthcare Services - 0.6%
10,000		UnitedHealth Group Incorporated	500,100
6,000	(1)	WellPoint, Inc.	483,540

		Total	983,640

		Pharmaceuticals - 3.3%
34,000		Abbott Laboratories	1,764,940
26,000	(2)	Allergan, Inc.	1,560,260
16,000		Eli Lilly and Company	917,600
32,000	(1)	Gilead Sciences, Inc.	1,163,840

		Total	5,406,640

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
		Retail - 1.9%
20,000		Lowe’s Companies, Inc.	621,200
30,000	(2)	The Home Depot, Inc.	1,149,300
30,000		Wal-Mart Stores, Inc.	1,308,900

		Total	3,079,400

		Total Consumer Products	21,334,720

		Energy - 17.9%
		Coal - 0.4%
24,000		Arch Coal, Inc.	707,760
		Oil & Gas - 9.8%
42,000		Devon Energy Corporation	3,163,020
80,000		Exxon Mobil Corporation	6,858,400
30,000		Occidental Petroleum Corporation	1,700,700
40,000		Sunoco, Inc.	2,925,600
28,000		XTO Energy Inc.	1,522,080

		Total	16,169,800

		Oil and Gas Services - 7.7%
50,000		Halliburton Company	1,729,500
26,000	(1)(2)	Oceaneering International, Inc.	1,746,160
74,000		Schlumberger Limited	7,141,000
32,000		Smith International, Inc.	2,144,320

		Total	12,760,980

		Total Energy	29,638,540

		Financials - 7.3%
		Banks -1.6%
24,000		Bank of America Corporation	1,216,320
14,000		Wachovia Corporation	685,720
20,000		Wells Fargo & Company	730,800

		Total	2,632,840

		Diversified Financial Services - 3.2%
20,000		American Express Company	1,172,400
16,000		Ameriprise Financial, Inc.	976,160
40,000		Citigroup Inc.	1,875,200
7,000		The Goldman Sachs Group, Inc.	1,232,070

		Total	5,255,830

		Insurance - 2.5%
40,000		Aflac Incorporated	2,132,400
30,000		American International Group, Inc.	1,980,000

		Total	4,112,400

		Total Financials	12,001,070

		Industrials - 9.8%
		Aerospace/Defense - 1.1%
24,000		United Technologies Corporation	1,791,120
		Engineering and Construction - 1.1%
28,000	(1)(2)	Jacobs Engineering Group Inc.	1,850,520
		Machinery - 3.3%
30,000		Caterpillar Inc.	2,273,100
24,000		Deere & Company	3,265,440

		Total	5,538,540

		Manufacturing - 2.3%
100,000		General Electric Company	3,887,000
		Transportation - 2.0%
18,000		Burlington Northern Santa Fe Corporation	1,460,700

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Shares			Value
16,000		Union Pacific Corporation	1,785,120

		Total	3,245,820

		Total Industrials	16,313,000

		Technology - 8.8%
		Computers - 3.7%
34,000		Hewlett-Packard Company	1,677,900
30,000	(2)	International Business Machines Corporation	3,500,700
12,000	(1)	Research In Motion Limited	1,024,920

		Total	6,203,520

		Semiconductors - 4.1%
100,000		Applied Materials, Inc.	2,136,000
40,000		Intel Corporation	1,030,000
24,000	(2)	KLA-Tencor Corporation	1,379,280
30,000	(1)(2)	Lam Research Corporation	1,608,900
20,000		Texas Instruments Incorporated	684,800

		Total	6,838,980

		Software - 1.0%
80,000	(1)	Oracle Corporation	1,622,400

		Total Technology	14,664,900

		Total Common Stocks (identified cost $75,131,887)	111,549,980

Principal Amount			Value
Corporate Bonds - 11.1%
		Consumer Staples - 1.2%
		Food - 0.6%
$1,000,000		Kraft Foods, Inc., 4.125%, 11/12/2009	980,154
		Personal Products - 0.6%
1,000,000		The Procter & Gamble Company, 6.875% 9/15/09	1,035,829

		Total Consumer Staples	2,015,983

		Energy - 0.3%
		Oil & Gas - 0.3%
500,000		ConocoPhillips, 4.750%, 10/15/2012	489,911

		Total Energy	489,911

		Financials - 4.5%
		Diversified Financial Services - 3.6%
1,000,000		Bank of America Corp., 6.375%, 2/15/2008	1,002,492
1,000,000		Caterpillar Financial Services, 3.700%, 8/15/2008	983,539
1,000,000		Caterpillar Financial Services, 4.500% 6/15/09	992,460
1,000,000		General Electric Company, 5.5%, 11/15/2011	997,811
1,000,000		International Lease Finance, 5.320%, 12/9/2007	997,614
1,000,000		John Deere Capital Corp., 4.875%, 3/16/2009	999,560

		Total	5,973,476

		Investment Services - 0.9%
500,000		Goldman Sachs Group, Inc., 4.125%, 1/15/2008	496,808
1,000,000		Merrill Lynch, 3.375%, 9/14/2007	1,000,000

		Total	1,496,808

		Total Financials	7,470,284

		Healthcare - 1.2%
		Healthcare Products - 0.6%
1,000,000	(2)	Johnson & Johnson, 5.150% 8/15/12	1,010,826
		Pharmaceuticals - 0.6%
1,000,000		Abbott Laboratories, Note, 3.500%, 2/17/2009	980,681

		Total Healthcare	1,991,507

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount			Value
		Industrials - 0.6%
		Industrial Conglomerates - 0.6%
1,000,000		United Technologies Corp., 4.375%, 5/1/2010	986,950

		Total Industrials	986,950

		Materials - 0.6%
		Chemicals - 0.6%
1,000,000		E.I. DuPont De Nemours, 3.375%, 11/15/2007	995,098

		Total Materials	995,098

		Services - 0.6%
		Retail - 0.6%
1,000,000		The Home Depot, Inc., 5.2%, 3/1/2011	987,796

		Total Services	987,796

		Telecommunication Services - 1.5%
		Diversified Telecommunication Services - 1.5%
1,000,000		Ameritech Capital, 6.150%, 1/15/2008	1,001,441
1,000,000		New York Telephone Co, 6.125% 1/15/10	1,015,595
500,000		Verizon Global Funding Corp., 4.000%, 1/15/2008	497,010

		Total Telecommunication Services	2,514,046

		Utilities - 0.6%
		Electric Utilities - 0.6%
1,000,000		Duke Energy, 4.200%, 10/1/2008	987,444

		Total Utilities	987,444

		Total Corporate Bonds (identified cost $18,462,342)	18,439,019

Government & Agency Securities - 5.7%
		Federal Home Loan Bank - 3.0%
1,000,000		5.00%, 11/1/2010	999,698
1,000,000		6.210%, 6/2/2009	1,022,508
2,000,000		5.45%, 9/2/2011	2,012,056
1,000,000	(2)	4.75%, 1/19/2016	979,966

		Total Federal Home Loan Bank	5,014,228

		Federal National Mortgage Association - 2.7%
1,000,000	(2)	4.625%, 10/15/2013	985,768
1,000,000		6.000%, 5/15/2008	1,005,849
1,000,000		5.625%, 8/22/2011	1,006,606
1,500,000		4.25%, 8/15/2010	1,480,373

		Total Federal National Mortgage Association	4,478,596

		Total Government and Agency Securities (identified cost $9,479,586)	9,492,824

Mortgage Backed Securities - 3.3%
		Government National Mortgage Association - 3.3%
717,022		5.000%, 2/15/2018	704,288
787,284		5.000%, 2/15/2018	773,302
762,339		5.000%, 3/15/2018	748,800
857,912		5.000%, 5/15/2018	842,675
1,157,185		5.000%, 6/15/2019	1,135,824
1,230,565		5.000%, 8/15/2019	1,207,849

		Total Mortgage Backed Securities (identified cost $5,658,703)	5,412,738

U.S. Treasury Obligations - 8.5%
		U.S. Treasury Notes - 8.5%
1,000,000	(2)	4.375%, 8/15/2012	1,007,343
2,000,000	(2)	4.75%, 5/15/2014	2,045,312
2,000,000	(2)	4.5%, 11/15/2015	2,002,032

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount			Value
2,000,000	(2)	4.5%, 2/15/2016	2,000,782
4,000,000	(2)	4.875%, 8/15/2016	4,099,688
1,000,000	(2)	4.5%, 11/30/2011	1,010,156
2,000,000	(2)	4.625%, 2/15/2017	2,011,405

		Total U.S. Treasury Obligations (identified cost $14,065,953)	14,176,718

Shares			Value
Exchange Traded Funds - 2.6%
12,000	(2)	iShares MSCI EAFE Index	941,400
16,000	(2)	iShares Silver Trust	1,919,680
40,000	(2)	Semiconductor HOLDRs	1,515,600

		Total Exchange Traded Funds (identified cost $4,522,611)	4,376,680

Short-Term Investments - 17.6%
27,161,152		Bank of New York Institutional Cash Reserves Fund
		(held as collateral for securities lending)	27,161,152
1,031,185		Fidelity Institutional Money Market Fund	1,031,185
1,033,224		Lehman Brothers Prime Money Market Fund	1,033,224

		Total Short-Term Investments (identified cost $29,225,561)	29,225,561

Principal Amount			Value
Certificates of Deposit - 4.2%
1,000,115		Bank of Ireland, 5.541%, 2/12/2009 (held as collateral for securities lending)	1,000,115
1,001,670		Credit Industriel et Commercial New York, 5.508%, 3/20/2008 (held as collateral for securities lending)	1,001,670
1,005,108		Deutsche Bank AG Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	1,005,108
1,000,759		Dexia Bank Yankee, 5.463%, 1/25/2008 (held as collateral for securities lending)	1,000,759
997,626		Fortis Bank Yankee, 5.561%, 10/15/2007 (held as collateral for securities lending)	997,626
1,001,547		Societe Generale Yankee, 5.455%, 9/21/2007 (held as collateral for securities lending)	1,001,547
1,002,742		Suntrust Bank, 5.564%, 9/14/2007 (held as collateral for securities lending)	1,002,742

		Total Certificates of Deposit (identified cost $7,009,567)	7,009,567

		Total Investments - 120.3% (identified cost $163,556,210)	199,683,087

		Other Assets and Liabilities - net - (20.3%)	(33,733,969)

		Total Net Assets - 100.0%	$165,949,118

(1)	Non-income producing security.

(2)	Certain shares are temporarily on loan to unaffiliated broker dealers.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
Corporate Bonds - 21.5%
	Oil & Gas - 1.0%
$2,000,000	Atlantic Richfield Co., 5.900%, 4/15/2009	$2,037,184
	Commercial Banks - 6.3%
3,000,000	Bank of America, 7.800%, 2/15/2010	3,190,857
5,000,000	J.P. Morgan Chase & Co., 6.500%, 1/15/2009	5,067,045
2,000,000	J.P. Morgan Chase & Co., 7.000%, 11/15/2009	2,081,972
1,500,000	Northern Trust Co., 7.100%, 8/1/2009	1,559,004
1,000,000	Wachovia Corp., 6.375%, 2/1/2009	1,016,465

	Total	12,915,343

	Consumer Finance - 2.4%
5,000,000	American General Finance, 4.625%, 9/1/2010	4,940,025
	Diversified Financial Services - 0.9%
2,500,000	Residential Capital Corp., 6.500%, 4/17/2013	1,881,250
	Investment Services - 2.7%
2,000,000	Goldman Sachs Group, Inc., 5.500%, 11/15/2014	1,944,494
2,000,000	Lehman Brothers Holdings Inc., 6.875%, 7/17/2037	1,878,912
2,000,000	Merrill Lynch & Co., 6.110%, 1/29/2037	1,855,318

	Total	5,678,724

	Property/Casualty Insurance - 0.5%
1,020,000	The Travelers Cos. Inc., 6.250%, 6/15/2037	993,103
	Conglomerates - 1.5%
3,000,000	Honeywell International, 7.500%, 3/1/2010	3,161,808
	Electrical Equipment - 2.5%
5,000,000	Emerson Electric Co., 5.850%, 3/15/2009	5,076,635
	Retail - 3.2%
3,000,000	Home Depot Inc., 5.400%, 3/1/2016	2,828,331
2,000,000	Target Corp., 5.375%, 5/1/2017	1,940,550
2,000,000	Wal-Mart Stores Inc., 5.875%, 4/5/2027	1,920,196

	Total	6,689,077

	Diversified Telecommunication Services - 0.5%
1,000,000	Bellsouth Capital Funding, 7.750%, 2/15/2010	1,056,359

	Total Corporate Bonds (identified cost $45,180,340)	44,429,508

Government & Agency Securities - 27.4%
	Federal Farm Credit Bank - 0.5%
1,000,000	4.150%, 4/7/2011	978,705

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount			Value
		Federal Home Loan Bank - 0.9%
800,000		4.000%, 3/30/2012	774,330
1,000,000		7.375%, 2/12/2010	1,059,278

		Total	1,833,608

		Federal Home Loan Mortgage Corporation - 10.9% (2)
7,000,000		5.000%, 6/15/2033	6,687,422
7,000,000		5.250%, 11/05/2012	6,995,758
3,000,000	(1)	5.750%, 1/15/2012	3,115,746
5,819,359		6.000%, 4/1/2036	5,816,158

		Total	22,615,084

		Federal National Mortgage Association - 15.1% (2)
		1.245%, 7/25/2019 interest-only strips	135,575
2,915,657		5.000%, 1/1/2020	2,851,892
2,700,000		5.000%, 3/25/2024	2,576,065
7,000,000		5.000%, 7/25/2033	6,549,627
14,368,849		5.500%, 7/1/2034	14,059,919
5,000,000		5.625%, 2/28/2012	5,000,955

		Total	31,174,033

		Total Government & Agency Securities (identified cost $57,949,801)	56,601,430

Asset-Backed Securities - 1.4%
		Commercial Loans - 0.5%
1,000,000	(3)	Timberstar Trust 2006-1A, 6.208%, 10/15/2036	970,600
		Home Equity Loans - 0.9%
4,172,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	1,888,051

		Total Asset-Backed Securities (identified cost $5,026,994)	2,858,651

Mortgage-Backed Securities - 24.4%
		Government National Mortgage Association - 6.3%
5,970,734		5.000%, 6/15/2019	5,860,514
1,561,071		5.500%, 10/15/2017	1,560,493
1,162,541		5.500%, 2/15/2018	1,161,471
1,205,873		5.500%, 2/15/2018	1,204,763

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount			Value
1,731,942		5.500%, 9/15/2019	1,729,725
1,636,654		5.500%, 11/15/2019	1,634,559

		Total	13,151,525

		Collateralized Mortgage Obligations - 18.1%
7,000,000		Countrywide Alternative Loan Trust 2005-6CB, 5.500%, 4/25/2035	6,582,750
4,455,000		DSLA Mortgage Loan Trust, 7.288%, 11/19/2037	3,584,226
1,160,669		Downey Savings & Loan 2004-AR3 2A2A, 5.908%, 7/19/2044	1,147,158
2,887,079		GSR Mortgage Loan Trust 2004-7 2A1, 4.146%, 6/25/2034	2,833,111
5,877,225		J.P. Morgan Mortgage Trust 2005-A1 3A3, 4.900%, 2/25/2035	5,770,783
4,064,960		Master Mortgage 2005-1 9A1, 5.244%, 1/25/2035	3,967,169
2,335,935		Merrill Lynch 2005-A1 2A1, 4.529%, 12/25/2034	2,314,730
4,800,896		Residential Accredit Loans 2005-Q02 M3, 7.005%, 9/25/2045	3,813,928
500,000		Residential Funding Mortgage 2004-S9, 5.500%, 12/25/2034	469,515
1,000,000	(3)	Soloso 2005-1A A3L, 6.660%, 10/15/2035	950,000
4,984,503		Structured Mortgage 2005-1 5A2, 5.181%, 2/25/2035	4,949,298
1,000,000		Structured Adjustable Rate Mortgage 2006-3 3A2, 5.750%, 4/25/2036	1,001,440

		Total	37,384,108

		Total Mortgage-Backed Securities
		(identified cost $53,508,241)	50,535,633

U.S. Treasury Obligations - 25.0%
		U.S. Treasury Notes - 25.0%
9,000,000	(1)	6.250%, 8/15/2023	10,373,202
4,700,000	(1)	4.750%, 2/15/2037	4,636,108
3,000,000	(1)	4.750%, 5/15/2014	3,067,968
4,500,000	(1)	4.250%, 8/15/2015	4,432,851
2,000,000	(1)	4.500%, 2/15/2016	2,000,782
3,000,000	(1)	4.875%, 8/15/2016	3,074,766
3,000,000	(1)	4.625%, 11/15/2016	3,019,218
2,000,000	(1)	4.500%, 11/30/2011	2,020,312
5,900,000	(1)	4.625%, 2/15/2017	5,933,648
11,000,000	(1)	4.500%, 3/31/2012	11,106,568
2,000,000	(1)	4.500%, 5/15/2017	1,991,562

		Total U.S. Treasury Notes
		(identified cost $50,861,693)	51,656,985

Short-Term Investments - 14.2%
28,487,550		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	28,487,550
798,602		Fidelity Institutional Money Market Fund	798,602

		Total Short-Term Investments (identified cost $29,286,152)	29,286,152

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
Certificates of Deposit - 6.3%
1,505,789	Barclays Bank PLC Yankee, 5.288%, 1/3/2008 (held as collateral for securities lending)	1,505,789
1,001,670	Credit Industriel et Commercial New York, 5.508%, 3/20/2008 (held as collateral for securities lending)	1,001,670
1,501,138	Dexia Bank Yankee, 5.463%, 1/25/2008 (held as collateral for securities lending)	1,501,138
2,010,215	Deutsche Bank Ag Yankee, 5.360%, 1/22/2008 (held as collateral for securities lending)	2,010,215
1,995,252	Fortis Bank Yankee, 5.561%, 10/15/2007 (held as collateral for securities lending)	1,995,252
2,003,094	Societe Generale Yankee, 5.455%, 9/21/2007 (held as collateral for securities lending)	2,003,094
2,005,484	Suntrust Bank, 5.564%, 9/14/2007 (held as collateral for securities lending)	2,005,484
1,003,135	Unicredito Italiano Yankee, 5.310%, 5/2/2008 (held as collateral for securities lending)	1,003,135

	Total Certificates of Deposit (identified cost $13,025,777)	13,025,777

	Total Investments - 120.2% (identified cost $254,838,998)	248,394,136

	Other Assets and Liabilities - net - (20.2)%	(41,668,815)

	Total Net Assets - 100.0%	$206,725,321

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institution buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount			Value
Corporate Bonds - 1.7%
		Retail - 1.7%
$500,000		Home Depot Inc., 3.750%, 9/15/2009	$483,710

		Total Corporate Bonds (identified cost $487,479)	483,710

Government & Agency Securities - 19.1%
		Federal Home Loan Bank - 17.6% (2)
5,000,000		4.000%, 3/10/2008	4,967,470
		Federal Home Loan Mortgage Corporation - 1.5% (2)
422,872		5.000%, 1/15/2016	422,244

		Total Government & Agency Securities (identified cost $5,427,185)	5,389,714

Asset-Backed Securities - 8.1%
		Home Equity Loans - 8.1%
1,200,000		Soundview Home Equity 2005-B M9, 7.054%, 5/25/2035	543,064
1,767,655		Wells Fargo Mortgage Backed Trust 2005-AR3, 4.187%, 3/25/2035	1,733,957

		Total Asset-Backed Securities (identified cost of $2,925,431)	2,277,021

Mortgage-Backed Securities - 24.2%
		Collateralized Mortgage Obligations - 24.2%
2,692,368		Credit Suisse First Boston 2003-AR24, 4.021%, 10/25/2033	2,648,377
400,000		Downey Savings & Loan 2006-AR2 M7, 7.288%, 11/19/2037	321,816
366,527		Downey Savings & Loan 2004-AR3 2A2A, 5.908%, 7/19/2044	362,260
866,124		GSR Mortgage Loan Trust 2004-7 2A1, 4.146%, 6/25/2034	849,933
539,268		Harborview Mortgage Loan Trust 2005-7 1A, 6.143%, 6/19/2045	529,178
1,684,724		Merrill Lynch Mortgage Investors Trust 2005-A1, 4.525%, 12/25/2034	1,669,430
596,879		Residential Accredit Loans 2005-Q02 M3, 7.005%, 9/25/2045	474,173

		Total Mortgage-Backed Securities (identified cost $7,090,736)	6,855,167

U.S. Treasury Obligations - 38.8%
		U.S. Treasury Notes - 38.8%
1,800,000	(1)	5.750%, 8/15/2010	1,877,625
1,000,000	(1)	4.875%, 4/30/2008	1,002,578
3,000,000	(1)	4.875%, 4/30/2011	3,066,564
2,000,000	(1)	4.875%, 8/15/2009	2,024,376
1,000,000	(1)	4.750%, 2/28/2009	1,007,188
2,000,000	(1)	4.500% 5/15/2010	2,017,188

		Total U. S. Treasury Obligations (identified cost $10,841,671)	10,995,519

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
Short-Term Investments - 27.7%
5,615,685	Bank of New York Institutional Cash Reserves Fund (held as	5,615,685
	collateral for securities lending)
1,111,339	Fidelity Institutional Money Market Fund	1,111,339
1,112,781	Lehman Brothers Prime Money Market Fund	1,112,781

	Total Short-Term Investments (identified cost $7,839,805)	7,839,805

Certificates of Deposit - 5.3%
502,554	Deutsche Bank Ag Yankee, 5.360%, 1/22/2008
	(held as collateral for securities lending)	502,554
500,773	Societe Generale Yankee, 5.455%, 9/21/2007
	(held as collateral for securities lending)	500,773
501,371	Suntrust Bank, 5.564%, 9/14/2007
	(held as collateral for securities lending)	501,371

	Total Certificates of Deposit (identified cost $1,504,698)	1,504,698

	Total Investments - 124.9% (identified cost $36,117,005)	35,345,634

	Other Assets and Liabilities - Net - (24.9)%	(7,037,434)

	Total Net Assets-100%	$28,308,200

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.

(2)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to Valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
Municipal Bonds - 96.1%
	Alabama - 12.4%
$500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.750% (AMBAC INS), 8/15/2014	$501,855
430,000	Athens, Alabama , GO UT Warrants, 4.650% (AMBAC INS), 8/1/2011	437,753
250,000	Baldwin County Alabama, Refunding Bonds, 5.200% (FSA LOC), 6/1/2008	252,585
500,000	Decatur, Alabama Water Authority, Revenue Bonds, 4.650% (FSA LOC), 5/1/2010	511,250
275,000	Dothan, Alabama, GO UT Warrants, 6.250%, 9/1/2007	274,998
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.700% (MBIA INS), 6/1/2012	516,035
500,000	Huntsville, Alabama Water Systems, Revenue Bond Warrants, 4.875%, 11/1/2015	510,155
500,000	Limestone County Alabama Water Authority, 4.700% (AMBAC INS), 12/1/2009	509,975
250,000	Mobile, Alabama, GO UT Warrants, 5.200% (AMBAC INS), 2/15/2010	258,740
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.400% (MBIA INS), 8/1/2012	505,450
250,000	Shelby County Alabama Board of Education, GO LTD Warrants, 4.500% (AMBAC INS), 2/1/2009	252,432
500,000	Shelby County Alabama Board of Education, GO LTD, 4.750%, 2/1/2013	509,995
250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.250% (AMBAC INS), 6/1/2011	264,580
1,000,000	Tuscaloosa, Alabama, GO UT Warrants, 4.500%, 2/15/2013	1,025,890
245,000	Tuscaloosa, Alabama City Board of Education, Warrants, 4.550%, 2/15/2010	245,078
500,000	The Board of Trustees of the University of Alabama, Revenue Bonds, 5.375% (FGIC LOC), 10/1/2011	516,845

	Total	7,093,616

	Arkansas - 2.2%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.000% (AMBAC INS), 12/1/2011	252,905
1,000,000	Little Rock, Arkansas, GO LTD, 4.000% (FSA LOC), 4/1/2014	1,008,610

	Total	1,261,515

	California - 2.0%
1,000,000	California State, GO UT, 6.000%, 2/1/2016	1,145,380
	Colorado - 1.8%
85,000	Lower Colorado River Authority, Prerefunded, Revenue Bonds, 5.250%, 5/15/2021	91,342
915,000	Lower Colorado River Authority, Unrefunded, Revenue Bonds, 5.250%, 5/15/2021	960,320

	Total	1,051,662

	Florida - 5.9%
750,000	Broward County Florida, GO UT (Series B), 5.000%, 1/1/2012	786,135
250,000	Florida State Department of Transportation, GO UT (Series A), 5.000%, 7/1/2016	263,410
1,000,000	Florida State Board of Education, GO UT, 4.000%, 6/1/2009	1,005,130

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
1,000,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.400%, 10/1/2018	993,910
300,000	Palm Beach County Florida Solid Waste Authority, Revenue Bonds (Series A), 6.000% (AMBAC INS), 10/1/2009	312,900

	Total	3,361,485

	Georgia - 6.6%
300,000	Atlanta and Fulton County Recreation Authority, Revenue Bonds, 4.750% (AMBAC INS), 12/1/2010	309,978
500,000	Augusta, Georgia Water & Sewer Authority, Revenue Bonds, 4.000% (FSA LOC), 10/1/2012	506,870
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	255,390
825,000	Georgia State, Series H-2, GO UT, Variable, 12/1/2026	825,000
1,000,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.000%, 8/1/2015	1,006,040
350,000	Private Colleges & Universities of Georgia, Revenue Bonds, 4.750%, 11/1/2008	354,182
500,000	Roswell, Georgia, GO UT, 4.250%, 2/1/2011	509,350

	Total	3,766,810

	Illinois - 3.3%
1,300,000	Chicago, Illinois, GO UT (Series B), 5.000%, 1/1/2025	1,330,329
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	536,025

	Total	1,866,354

	Indiana - 2.9%
1,000,000	Indiana State Office Building & Facility, Revenue Bonds, 5.250% (FGIC INS), 7/1/2015	1,083,190
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.000%, 1/10/2020	560,960

	Total	1,644,150

	Kansas - 0.5%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.000% (MBIA INS), 6/1/2011	313,698
	Kentucky - 4.9%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.750%, 10/1/2012	530,090
2,000,000	Louisville & Jefferson County Kentucky Metropolitan Sewer District, Revenue Bonds (Series B), Variable, 5/15/2023	2,000,000
250,000	Louisville, Kentucky Public Properties Corp. First Mortgage, Revenue Bonds, 4.550% (MBIA INS), 12/1/2008	252,538

	Total	2,782,628

	Maryland - 0.9%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.500%, 7/15/2013	546,185
	Missouri - 6.8%
1,000,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	1,045,590
750,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.625%, 2/1/2018	796,508
1,000,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.250%, 2/1/2020	1,062,860
1,000,000	Missouri State Health & Educational Facilities Authority, St Louis University, Revenue Bonds (Series A), Variable, 10/1/2035	1,000,000

	Total	3,904,958

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
	North Carolina - 9.8%
1,000,000	Greensboro, North Carolina, GO UT (Series A), 4.000%, 2/1/2013	1,015,040
500,000	Mecklenburg County North Carolina, GO UT (Series B), 4.400%, 2/1/2012	511,385
500,000	Mecklenburg County North Carolina, GO UT (Series A), 4.000%, 2/1/2015	503,925
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.000%, 10/1/2011	261,500
1,000,000	North Carolina State, GO UT (Series A), 4.000%, 9/1/2012	1,014,460
1,000,000	Wake County North Carolina, GO UT Refunding Bonds, 4.000%, 3/1/2015	1,010,970
750,000	Wake County North Carolina, GO UT (Series A), 4.000%, 4/1/2013	761,595
500,000	Winston-Salem, North Carolina Water & Sewer System, Revenue Bonds, 4.875%, 6/1/2015	509,375

	Total	5,588,250

	South Carolina - 5.8%
1,000,000	South Carolina State, GO UT, 4.000%, 1/1/2014	1,008,070
500,000	South Carolina State, GO UT (Series A), 4.600%, 5/1/2012	515,750
750,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2022	770,910
1,000,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2018	1,045,090

	Total	3,339,820

	Tennessee - 7.0%
500,000	Knox County Tennessee, GO UT, 4.500%, 4/1/2010	509,840
500,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer, Revenue Bonds (Series A), 4.750%, 1/1/2014	506,400
2,000,000	Metropolitan Government Nashville & Davidson County Tennessee, GO UT (Series A), Variable, 5/15/2026	2,000,000
500,000	Shelby County Tennessee, GO UT (Series A), 4.750%, 4/1/2010	512,880
250,000	Williamson County Tennessee, GO UT, 4.650%, 3/1/2008	251,150
250,000	Williamson County Tennessee, GO UT, 4.700%, 3/1/2009	253,588

	Total	4,033,858

	Texas - 12.7%
500,000	Austin, Texas Public Improvement, GO UT, 4.750%, 9/1/2014	504,035
1,000,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.125% (FSA LOC), 4/1/2013	1,015,150
830,000	Denton, Texas Utility, Prerefunded, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	871,791
170,000	Denton, Texas Utility, Unrefunded, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	175,675
500,000	Fort Worth, Texas, GO LTD, 4.000%, 3/1/2013	503,430
500,000	San Antonio, Texas, GO LTD (Series A), 5.250%, 2/1/2010	517,080
275,000	Texas State Public Finance Authority, GO UT, 5.000%, 10/1/2017	286,349
500,000	Texas State Public Finance Authority, Revenue Bonds, 4.250% (FSA LOC), 10/15/2010	507,850
2,000,000	Texas Water Development Board, Revenue Bonds, Variable, 7/15/2019	2,000,000
500,000	Tomball, Texas, GO UT, 4.500% (MBIA INS), 2/15/2011	512,325
350,000	University of Texas, Revenue Bonds (Series B), 5.250%, 8/15/2013	375,998

	Total	7,269,683

	Virginia - 9.7%
1,900,000	Virginia College Building Authority, 21ST Century College, Revenue Bonds (Series B), Variable, 2/1/2026	1,900,000
1,000,000	Virginia Commonwealth Transportation Board Revenue, 5.000%, 5/15/2012	1,054,180

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

August 31, 2007 (Unaudited)

Principal Amount		Value
500,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 4.000%, 8/1/2009	502,815
1,000,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.000%, 8/1/2015	1,050,280
1,000,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.000%, 5/1/2020	1,024,750

	Total	5,532,025

	Washington - 0.9%
500,000	Washington State, GO UT (Series B), 5.500%, 5/1/2009	514,300

	Total Municipal Bonds (identified cost $55,129,312)	55,016,377

Short-Term Investments - 3.3%
1,883,513	Federated Tax-Free Obligations Mony Market Fund	1,883,513

	Total Short-Term Investments (identified cost $1,883,513)	1,883,513

	Total Investments - 99.4% (identified cost $57,012,825)	56,899,890

	Other Assets and Liabilities - Net - .0.6%	329,387

	Total Net Assets - 100.0%	$57,229,277

At August 31, 2007, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The catergories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio :

AMBAC -American Municipal Bond Assurance Corporation

FGIC -Financial Guaranty Insurance Company

FSA -Financial Security Assurance

GO -General Obligation

INS -Insured

LOC -Letter of Credit

LTD -Limited Tax

MBIA -Municipal Bond Investors Assurance Corporation

UT -Unlimited Tax

See Notes to the Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

August 31, 2007 (Unaudited)

Principal Amount			Value
U.S. Treasury Obligations—94.6%
		U.S. Treasury Bills–68.5%
$125,000,000	(1)	4.67%, 9/6/2007	$124,918,869
85,000,000	(1)	4.76%, 9/13/2007	84,866,233
80,000,000	(1)(2)	3.96%, 9/17/2007	79,859,200
110,000,000	(1)	4.31%, 9/20/2007	109,749,781
85,000,000	(1)	4.39%, 9/27/2007	84,731,897
85,000,000	(1)(2)	4.65%, 10/4/2007	84,638,077
80,000,000	(1)(2)	4.85%, 10/11/2007	79,573,611
25,000,000	(1)(2)	4.82%, 10/18/2007	24,842,837
40,000,000	(1)	4.79%, 11/1/2007	39,675,684
20,000,000	(1)	3.40%, 11/8/2007	19,871,556
40,000,000	(1)	3.61%, 11/23/2007	39,670,306
20,000,000	(1)(2)	4.83%, 12/6/2007	19,742,667
20,000,000	(1)(2)	3.85%, 12/20/2007	19,764,722
40,000,000	(1)(2)	3.84%, 12/27/2007	39,500,963
30,000,000	(1)	4.24%, 1/3/2008	29,565,483

			880,971,886

		U.S. Treasury Notes–26.1%
110,000,000		4.25%, 10/31/2007	109,983,289
110,000,000		3.00%, 11/15/2007	109,584,693
60,000,000		4.38%, 12/31/2007	60,007,134
55,000,000		3.00%, 2/15/2008	54,562,631

			334,137,747

		TOTAL U.S. TREASURY OBLIGATIONS (Amortized Cost $1,215,109,633)	1,215,109,633

Shares			Value
Short Term Investments—5.5%
27,275,320	(2)	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	$27,275,320
18,105,540	(2)	Federated U.S. Treasury Cash Reserve Fund	18,105,540
25,368,228	(2)	Goldman Sachs Financial Square Trust	25,368,228

		TOTAL SHORT TERM INVESTMENTS (Amortized Cost $70,749,088)	70,749,088

Principal Amount			Value
Repurchase Agreement—28.6%
366,500,110		Pool of Repurchase Agreements held as collateral for securities lending	366,500,110
		TOTAL REPURCHASE AGREEMENTS (Amortized Cost $366,500,110)	366,500,110
		Total Investments — 128.7% (Amortized Cost $1,652,358,831)(3)	1,652,358,831
		Liabilities in Excess of Other Assets — (28.7)%	(368,027,765)

		Net Assets — 100.0%	$1,284,331,066

(1)	Yield at date of purchase.

(2)	Certain principal amounts are temporarily on loan to unaffiliated broker dealers.

(3)	Also represents cost for federal income tax purposes.

See Notes to the Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

August 31, 2007 (Unaudited)

Principal Amount			Value
Commercial Paper—52.1%
		Banks— 8.2%
$4,000,000	(1)	Citigroup, Inc., 5.34%, 10/15/2007	$3,974,578
4,000,000	(1)	HSBC, 5.41%, 11/19/2007	3,953,741
4,000,000	(1)	UBS Finance, 5.33%, 11/15/2007	3,956,750
		Total Banks	11,885,069
		Computers & Business Equipment— 2.7%
4,000,000	(1)	Hewlett-Packard Co., 5.35%, 9/27/2007	3,984,891
		Consumer Goods— 4.8%
4,000,000	(1)	Lowes, 5.31%, 9/4/2007	3,998,257
3,000,000	(1)	Procter & Gamble, 5.34%, 9/6/2007	2,997,833
		Total Consumer Goods	6,996,090
		Diversified Consumer Services— 2.8%
4,000,000	(1)	United Technologies Corp., 5.34%, 9/7/2007	3,996,500
		Financial Services— 26.0%
4,000,000	(1)	American Express, 5.35%, 9/21/2007	3,988,378
4,000,000	(1)	American General Finance Corp., 5.35%, 10/10/2007	3,977,423
4,000,000	(1)	Chevron Funding Corp., 5.32%, 10/1/2007	3,982,667
4,000,000	(1)	Florida Power & Light, 5.36%, 9/10/2007	3,994,730
4,000,000	(1)	General Electric Capital Corp., 5.41%, 11/13/2007	3,957,336
4,000,000	(1)	John Deere Capital Corp., 5.35%, 10/16/2007	3,973,950
3,000,000	(1)	Merrill Lynch & Co., Inc., 5.35%, 10/10/2007	2,983,230
3,000,000	(1)	Nestle Capital Corp., 5.33%, 9/21/2007	2,991,383
4,000,000	(1)	State Street Corp., 5.34%, 10/1/2007	3,982,600
4,000,000	(1)	Toyota Motor Credit Corp., 5.39%, 11/8/2007	3,960,333
		Total Financial Services	37,792,030
		Food Products— 2.1%
3,000,000	(1)	Wrigley (WM.) Jr. Co., 5.31%, 10/12/2007	2,982,575
		Insurance— 2.7%
4,000,000	(1)	MetLife, Inc., 5.38%, 10/23/2007	3,969,667
		Wireless Telecommunication Services— 2.8%
4,000,000	(1)	AT&T, 5.23%, 9/10/2007	4,000,000

		TOTAL COMMERCIAL PAPER (Amortized Cost $75,606,822)	75,606,822

Taxable Municipal Bonds—8.7%
		Colorado— 3.4%
1,400,000	*	Colorado Housing & Finance Authority, Single Family Revenue, 5.75%, 11/1/2035, SPA Lloyds TSB Bank PLC	1,400,000
$1,500,000	*	Colorado Housing & Finance Authority, Revenue, 5.75%, 5/1/2041, SPA Landesbank Hessen	1,500,000
2,000,000	*	Denver Colorado City & Country School District 01, 5.53%, 12/15/2018, AMBAC	2,000,000
		Total Colorado	4,900,000
		Maryland— 1.3%
1,865,000	*	Baltimore, Md, 5.48%, 10/15/2020, AMBAC	1,865,000
		Massachusetts— 0.5%
800,000	*	Massachusetts State Housing Finance Agency, Multi-Family Revenue, 5.75%, 5/15/2031, FNMA	800,000
		North Carolina— 1.4%
2,000,000	*	North Carolina State Education Assistance Authority Revenue, 5.68%, 9/1/2035, Credit Support : AMBAC	2,000,000
		Pennsylvania— 1.7%
2,500,000	*	Pennsylvania State Higher Education Assistance Agency, Subseries GG-5, 5.30%, 12/1/2045, Credit Support : Guaranteed Student Loans	2,500,000
		Texas— 0.4%
550,000	*	Texas State Taxable Small Business, Series B, 5.62%, 6/1/2045, SPA National Bank of Australia	550,000

		TOTAL TAXABLE MUNICIPAL BONDS (Amortized Cost $12,615,000)	12,615,000

Shares			Value
Short Term Investments—4.0%
2,370,789		Fidelity Institutional Money Market Portfolio	2,370,789
3,456,241		Lehman Brothers Institutional Money Market Portfolio	3,456,241
		TOTAL SHORT TERM INVESTMENTS (Amortized Cost $5,827,030)	5,827,030
Principal Amount			Value
U.S. Government Agencies—32.1%
		Fannie Mae–13.6%
3,000,000	(1)(2)	5.25%, 9/5/2007	2,998,317
5,000,000	(1)(2)	4.83%, 9/28/2007	4,982,187
4,000,000	(1)(2)	5.23%, 10/31/2007	3,966,000
4,000,000	(1)	5.30%, 1/2/2008	3,930,436
4,000,000	(1)(2)	5.21%, 1/22/2008	3,920,238

			19,797,178

		Federal Home Loan Bank–8.3%
5,000,000	(1)(2)	5.10%, 9/6/2007	4,996,514

REGIONS MORGAN KEEGAN SELECT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

August 31, 2007 (Unaudited)

Principal Amount			Value
U.S. Government Agencies — Continued
$7,000,000	(2)*	4.46%, 12/30/2008	$7,000,000

			11,996,514

		Federal Home Loan Mortgage Corp.–10.2%
3,000,000	(1)(2)	5.26%, 9/10/2007	2,996,206
4,000,000	(1)(2)	5.03%, 10/19/2007	3,974,032
4,000,000	(1)(2)	5.26%, 10/29/2007	3,967,004
4,000,000	(1)(2)	5.30%, 1/7/2008	3,927,609

			14,864,851

		TOTAL U.S. GOVERNMENT AGENCIES (Amortized Cost $46,658,543)	46,658,543

Repurchase Agreement—3.5%
5,000,000		Morgan Stanley, 5.00%, 9/4/2007	5,000,000

		Total Investments — 100.4% (Amortized Cost $145,707,395)(3)	145,707,395
		Liabilities in excess of other assets — (0.4)%	(529,192)

		Net Assets — 100.0%	$145,178,203

(1)	Yield at date of purchase.

(2)	The issuer is a publicly traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

(3)	Also represents cost for federal income tax purposes.

*	Variable Rate Instruments. The rate presented is the rate in effect at August 31, 2007. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

AMBAC	American Municipal Bond Assurance Corp.

FNMA	Federal National Mortgage Association

PLC	Public Limited Co.

SPA	Standby Purchase Agreement

See Notes to the Schedules of Investments.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days, for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”), does not represent market value. Investments in open-end registered investment companies are valued at NAV as reported by those investment companies. Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in a fund’s NAV, and the current market value of options sold by the fund will be subtracted from net assets. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the NAV. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates. When price quotations for certain securities are not readily available or if the available quotations are not believed to be reflective of market value, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the supervision of the funds’ Board. In determining the fair value of a security the Adviser’s Valuation Committee may rely upon information and data provided by an independent valuation consultant approved by the Board. There can be no assurance that a fund could purchase or sell a portfolio security at the price used to calculate the fund’s NAV. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

In accordance with Rule 2a-7 of the 1940 Act, investments of the Money Market Funds are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Regions Morgan Keegan Select Funds

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer
Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer
Date:	October 30, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer
Date:	October 30, 2007